Joint ventures and associated companies - Shares in joint ventures and associated companies (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint ventures and associated companies.
Cost, beginning balance	kr 16	kr 9	kr 7
Investments	7	7	5
Repayment of capital contribution	(1)
Dividend	(16)
Share of profit for the year	9
Divestments			(3)
Exchange rate differences	(2)
Total shares in joint ventures and associated companies	kr 13	kr 16	kr 9